Interest income calculated using the effective interest method (Tables)	12 Months Ended
Dec. 31, 2021
Interest income calculated using the effective interest method
Schedule of the main interest income from financial assets at fair value through profit or loss

	2019	2020	2021

Cash and balances with the Central Bank	2,456	1,951	1,471
Loans and advances to credit institutions	2,839	412	1,714
Loans and advances to customers	89,894	84,290	74,695
Debt instruments	9,925	14,643	15,472
Hedging financial derivatives	3,541	2,432	340
Other interest income	191	249	353
	108,846	103,977	94,045